Schedule of Investments

September 30, 2019 (unaudited)

Muirfield Fund

Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 75.5%

Communication Services - 6.3%
Alphabet, Inc. - Class A (2)	1,170	1,428,734
Alphabet, Inc. - Class C (2)	8,121	9,899,499
AMC Entertainment Holdings, Inc.	2,914	31,180
AT&T, Inc.	114,931	4,348,989
Beasley Broadcast Group, Inc.	373	1,156
Cable One, Inc.	414	519,446
Cincinnati Bell, Inc. (2)	1,025	5,197
Cogent Communications Holdings, Inc.	519	28,597
Comcast Corp. - Class A	95,866	4,321,639
Consolidated Communications Holdings, Inc.	5,455	25,966
Cumulus Media, Inc. (2)	4,063	59,076
Eros International PLC (2)	277	529
Facebook, Inc. (2)	34,098	6,072,172
Fluent, Inc. (2)	1,900	5,197
Frontier Communications Corp. (2)	11,804	10,234
Gannett Co., Inc.	4,706	50,542
IDT Corp. (2)	1,004	10,572
Lee Enterprises, Inc. (2)	21,420	43,697
Liberty Latin America, Ltd. - Class A (2)	6,824	116,486
Liberty TripAdvisor Holdings, Inc. (2)	16,728	157,410
Marcus Corp./The	6,112	226,205
National CineMedia, Inc.	13,007	106,657
Nexstar Media Group, Inc.	147	15,040
TechTarget, Inc. (2)	625	14,078
TEGNA, Inc.	11,327	175,908
Telephone & Data Systems, Inc.	17,753	458,027
T-Mobile US, Inc. (2)	52,826	4,161,104
United States Cellular Corp. (2)	2,054	77,189
Verizon Communications, Inc.	114,971	6,939,650
Viacom, Inc.	47,449	1,140,199
Walt Disney Co./The	5,985	779,965

		41,230,340

Consumer Discretionary - 10.1%
Aaron's, Inc.	5,134	329,911
Amazon.com, Inc. (2)	6,123	10,628,977
American Public Education, Inc. (2)	1,117	24,954
Aramark	857	37,348
Ascena Retail Group, Inc. (2)	17,248	4,555
AutoZone, Inc. (2)	1,129	1,224,536
Barnes & Noble Education, Inc. (2)	8,565	26,723
Bassett Furniture Industries, Inc.	4,056	62,057
BBX Capital Corp.	1,811	8,457
Bed Bath & Beyond, Inc.	413	4,394

Best Buy Co., Inc.	12,018	829,122
Big Lots, Inc.	500	12,250
Biglari Holdings, Inc. - Class B (2)	140	15,260
Bloomin' Brands, Inc.	5,012	94,877
Brinker International, Inc.	945	40,323
Career Education Corp. (2)	3,404	54,090
Cavco Industries, Inc. (2)	20	3,842
Chipotle Mexican Grill, Inc. (2)	1,153	969,062
Citi Trends, Inc.	4,372	80,008
Clarus Corp.	5,109	59,903
Core-Mark Holding Co., Inc.	2,478	79,581
Dana, Inc.	6,799	98,178
Darden Restaurants, Inc.	3,320	392,490
Deckers Outdoor Corp. (2)	888	130,856
Denny's Corp. (2)	1,851	42,138
Dine Brands Global, Inc.	2,724	206,643
Dollar General Corp.	10,569	1,679,837
eBay, Inc.	48,189	1,878,407
Ethan Allen Interiors, Inc.	1,872	35,755
Everi Holdings, Inc. (2)	14,316	121,113
Extended Stay America, Inc.	11,916	174,450
Flexsteel Industries, Inc.	361	5,350
Fox Factory Holding Corp. (2)	1,800	112,032
Funko, Inc. (2)	1,742	35,842
GameStop Corp.	9,560	52,771
Garmin, Ltd.	6,784	574,537
General Motors Co.	94,105	3,527,055
Gentex Corp.	12,307	338,873
Hamilton Beach Brands Holding Co. - Class A	32	517
Helen of Troy, Ltd. (2)	427	67,321
Home Depot, Inc./The	19,502	4,524,854
Hooker Furniture Corp.	2,618	56,130
Hudson, Ltd. (2)	1,322	16,221
J Alexander's Holdings, Inc. (2)	9,393	110,086
J. Jill, Inc.	4,464	8,482
Johnson Outdoors, Inc.	146	8,550
KB Home	930	31,620
Kirkland's, Inc. (2)	11,006	16,949
Lear Corp.	4,978	586,906
Lululemon Athletica, Inc. (2)	8,484	1,633,425
M/I Homes, Inc. (2)	3,971	149,508
Macy's, Inc.	5,098	79,223
Malibu Boats, Inc. (2)	2,835	86,978
MasterCraft Boat Holdings, Inc. (2)	4,056	60,536
McDonald's Corp.	23,871	5,125,342
MDC Holdings, Inc.	5,474	235,929
Meritage Homes Corp. (2)	4,029	283,440
Michaels Cos., Inc./The (2)	2,719	26,619
Murphy USA, Inc. (2)	152	12,966
NIKE, Inc. - Class B	32,407	3,043,665
Nordstrom, Inc.	538	18,114
Norwegian Cruise Line Holdings, Ltd. (2)	4,011	207,649
NVR, Inc. (2)	86	319,692
Office Depot, Inc.	20,585	36,127
Polaris, Inc.	257	22,619
Pool Corp.	515	103,876
PulteGroup, Inc.	13,203	482,570
Ralph Lauren Corp.	3,398	324,407
RCI Hospitality Holdings, Inc.	423	8,748
RH (2)	41	7,004
Ross Stores, Inc.	39,875	4,380,269
SeaWorld Entertainment, Inc. (2)	6,251	164,526
Sportsman's Warehouse Holdings, Inc. (2)	2,969	15,379
Starbucks Corp.	61,263	5,416,874
Stoneridge, Inc. (2)	847	26,232
Superior Industries International, Inc.	4,047	11,696
Tailored Brands, Inc. (3)	3,821	16,812
Target Corp.	31,973	3,418,233
Taylor Morrison Home Corp. (2)	11,005	285,470
Tilly's, Inc.	2,281	21,533
TJX Cos., Inc./The	85,011	4,738,513
Toll Brothers, Inc.	7,444	305,576
TopBuild Corp. (2)	27	2,604
Town Sports International Holdings, Inc. (2)	8,388	13,756
Tractor Supply Co.	604	54,626
Tupperware Brands Corp.	7,758	123,119
Twin River Worldwide Holdings, Inc.	835	19,063
Ulta Beauty, Inc. (2)	1,880	471,222
Vera Bradley, Inc. (2)	3,401	34,350
Whirlpool Corp.	2,304	364,861
Williams-Sonoma, Inc.	724	49,218
Winnebago Industries, Inc.	821	31,485
Wyndham Destinations, Inc.	7,496	344,966
Yum! Brands, Inc.	37,796	4,287,200

		66,290,213

Consumer Staples - 4.5%
Bunge, Ltd.	8,590	486,366
Casey's General Stores, Inc.	2,138	344,560
Coca-Cola Consolidated, Inc.	54	16,409
Costco Wholesale Corp.	8,019	2,310,354
Flowers Foods, Inc.	4,960	114,725
General Mills, Inc.	46,663	2,572,065
Hershey Co./The	19,099	2,960,154
Ingles Markets, Inc.	469	18,225
Kimberly-Clark Corp.	1,803	256,116
Kroger Co./The	8,350	215,263
Lifevantage Corp. (2)	1,560	21,372
Molson Coors Brewing Co.	23,548	1,354,010
Mondelez International, Inc.	56,079	3,102,290
Nu Skin Enterprises, Inc.	962	40,914
PepsiCo, Inc.	49,654	6,807,563
Pilgrim's Pride Corp. (2)	1,284	41,146
Procter & Gamble Co./The	18,573	2,310,110
Simply Good Foods Co./The (2)	2,449	70,997
SpartanNash Co.	4,515	53,412
Sprouts Farmers Market, Inc. (2)	160	3,094
Sysco Corp.	11,103	881,578
Tyson Foods, Inc.	15,848	1,365,147
Village Super Market, Inc.	240	6,348
Walmart, Inc.	37,195	4,414,303

		29,766,521

Energy - 3.3%
Amplify Energy Corp.	7,909	48,799
Arch Coal, Inc. - Class A	2,281	169,250
Archrock, Inc.	136	1,356
Ardmore Shipping Corp. (2)	1,182	7,908
Baker Hughes a GE Co.	23,106	536,059
Berry Petroleum Corp.	3,012	28,192
Bonanza Creek Energy, Inc. (2)	800	17,912
Brigham Minerals, Inc.	5,082	101,132
C&J Energy Services, Inc.	4,942	53,028
Cactus, Inc. (2)	14,886	430,801
Chevron Corp.	35,552	4,216,467
ConocoPhillips	67,903	3,869,113
Contura Energy, Inc. (2)	1,925	53,823
Covia Holdings Corp. (2)	126	255
CVR Energy, Inc.	5,412	238,290
Delek US Holdings, Inc.	6,252	226,948
Devon Energy Corp.	6,858	165,003
DHT Holdings, Inc.	3,933	24,188
Dorian LPG, Ltd. (2)	5,029	52,100
Dril-Quip, Inc. (2)	1,225	61,471
Earthstone Energy, Inc. (2)	2,137	6,945
Era Group, Inc. (2)	698	7,371
Evolution Petroleum Corp.	4,847	28,306
Exxon Mobil Corp.	56,370	3,980,286
Forum Energy Technologies, Inc. (2)	1,604	2,486
FTS International, Inc. (2)	1,017	2,278
Gulfport Energy Corp. (2)	6,870	18,618
Hallador Energy Co.	8,233	29,803
Helmerich & Payne, Inc.	591	23,681
HollyFrontier Corp.	1,829	98,108
Keane Group, Inc. (2)	3,240	19,634
Liberty Oilfield Services, Inc.	1,577	17,079
Mammoth Energy Services, Inc.	8,771	21,752
Marathon Petroleum Corp.	15,593	947,275
Matrix Service Co. (2)	4,814	82,512
Nine Energy Service, Inc. (2)	2,854	17,609
ONEOK, Inc.	5,390	397,189
Par Pacific Holdings, Inc. (2)	8,352	190,927
PBF Energy, Inc.	5,684	154,548
Peabody Energy Corp.	12,066	177,612
Phillips 66	43,035	4,406,784
Profire Energy, Inc. (2)	100	189
ProPetro Holding Corp. (2)	8,084	73,484
Renewable Energy Group, Inc. (2)	8,538	128,113
Rosehill Resources, Inc. (2)	1,800	3,510
SRC Energy, Inc. (2)	18,185	84,742
Superior Energy Services, Inc. (2)	6,329	823
Talos Energy, Inc. (2)	4,539	92,278
W&T Offshore, Inc. (2)	14,617	63,876
World Fuel Services Corp.	5,252	209,765

		21,589,678

Financials - 8.4%
AG Mortgage Investment Trust, Inc.	839	12,711
Ally Financial, Inc.	40,674	1,348,750
American Express Co.	5,217	617,067
Artisan Partners Asset Management, Inc.	4,988	140,861
BancFirst Corp.	1,681	93,161
Bancorp, Inc./The (2)	9,313	92,199
BancorpSouth Bank	801	23,718
Bank of America Corp.	116,625	3,401,951
BankFinancial Corp.	648	7,711
BankUnited, Inc.	8,684	291,956
BCB Bancorp, Inc.	601	7,717
Berkshire Hathaway, Inc. - Class B (2)	42,832	8,909,913
Cannae Holdings, Inc. (2)	3,662	100,595
Cincinnati Financial Corp.	15,321	1,787,501
CIT Group, Inc.	9,457	428,497
Citigroup, Inc.	59,108	4,083,181
Citizens Financial Group, Inc.	387	13,688
CNA Financial Corp.	449	22,113
Discover Financial Services	9,556	774,896
DNB Financial Corp.	679	30,222
Elevate Credit, Inc. (2)	3,885	16,356
Ellington Financial, Inc.	16,749	302,654
Employers Holdings, Inc.	855	37,261
Erie Indemnity Co.	1,813	336,583
Essent Group, Ltd.	16,172	770,919
Farmers National Banc Corp.	417	6,038
Fidelity National Financial, Inc.	28,371	1,259,956
Fifth Third Bancorp	143,030	3,916,161
First American Financial Corp.	12,278	724,525
First BanCorp/Puerto Rico	27,281	272,264
First Financial Corp./IN	292	12,693
First Horizon National Corp.	44,198	716,008
Great Ajax Corp.	7,558	117,149
Hallmark Financial Services, Inc. (2)	575	11,000
Heritage Insurance Holdings, Inc.	1,649	24,653
Hilltop Holdings, Inc.	18,629	445,047
IBERIABANK Corp.	5,896	445,384
Independent Bank Corp./MI	1,729	36,854
JPMorgan Chase & Co.	48,889	5,753,746
Ladder Capital Corp.	23,689	409,109
Ladenburg Thalmann Financial Services, Inc.	6,966	16,509
M&T Bank Corp.	10,475	1,654,736
Medley Management, Inc.	2,115	7,403
MGIC Investment Corp.	53,228	669,608
MSCI, Inc.	3,561	775,408
Nicolet Bankshares, Inc. (2)	975	64,906
NMI Holdings, Inc. (2)	9,845	258,530
Northeast Bank	1,451	32,169
Northrim BanCorp, Inc.	2,547	101,039
OFG Bancorp	7,279	159,410
Old Republic International Corp.	18,996	447,736
OneMain Holdings, Inc.	4,413	161,869
Oppenheimer Holdings, Inc.	10,570	317,734
Parke Bancorp, Inc.	303	6,733
PennyMac Financial Services, Inc. (2)	1,559	47,362
PennyMac Mortgage Investment Trust	5,209	115,796
Piper Jaffray Cos.	3,571	269,539
PNC Financial Services Group, Inc./The	7,835	1,098,154
Popular, Inc.	22,325	1,207,336
Prudential Financial, Inc.	36,607	3,292,800
Pzena Investment Management, Inc.	8,474	75,588
Radian Group, Inc.	29,459	672,844
Safety Insurance Group, Inc.	1,416	143,483
Sandy Spring Bancorp, Inc.	5,099	171,887
Santander Consumer USA Holdings, Inc.	6,865	175,126
Silvercrest Asset Management Group, Inc.	157	1,931
Simmons First National Corp.	780	19,422
Stewart Information Services Corp.	7,359	285,456
Summit Financial Group, Inc.	1,258	32,205
Synchrony Financial	86,567	2,951,069
TriCo Bancshares	1,274	46,246
United Community Financial Corp./OH	2,822	30,421
Univest Financial Corp.	1,393	35,535
US Bancorp	29,366	1,625,114
Walker & Dunlop, Inc.	4,745	265,388

		55,039,260

Healthcare - 14.1%
Abbott Laboratories	18,508	1,548,564
AbbVie, Inc.	30,053	2,275,613
ACADIA Pharmaceuticals, Inc. (2)	2,902	104,443
Accuray, Inc. (2)	12,846	35,583
Acer Therapeutics, Inc. (2)	3,238	10,329
Achillion Pharmaceuticals, Inc. (2)	9,796	35,266
Aclaris Therapeutics, Inc. (2)	2,016	2,177
Acorda Therapeutics, Inc. (2)	1,175	3,372
Aduro Biotech, Inc. (2)	1,707	1,809
Adverum Biotechnologies, Inc. (2)	859	4,682
Affimed NV (2)	8,233	24,205
Agilent Technologies, Inc.	15,306	1,172,899
Aldeyra Therapeutics, Inc. (2)	4,456	23,483
Alexion Pharmaceuticals, Inc. (2)	9,792	959,028
Alkermes PLC (2)	3,471	67,719

Allakos, Inc. (2)	29	2,280
Allergan PLC	4,528	762,017
AmerisourceBergen Corp.	7,924	652,383
Amgen, Inc.	22,487	4,351,459
Amneal Pharmaceuticals, Inc. (2)	14,606	42,357
Amphastar Pharmaceuticals, Inc. (2)	338	6,703
AngioDynamics, Inc. (2)	8,781	161,746
Anika Therapeutics, Inc. (2)	899	49,346
Arcus Biosciences, Inc. (2)	2,192	19,947
Ardelyx, Inc. (2)	2,101	9,875
Arena Pharmaceuticals, Inc. (2)	3,282	150,217
ArQule, Inc. (2)	5,242	37,585
Arrowhead Pharmaceuticals, Inc. (2)	2,711	76,396
Assertio Therapeutics, Inc. (2)	13,018	16,663
Avantor, Inc. (2)	10,199	149,925
Avid Bioservices, Inc. (2)	3,644	19,313
Axsome Therapeutics, Inc. (2)	338	6,841
Baxter International, Inc.	50,412	4,409,538
Biogen, Inc. (2)	18,555	4,319,975
Bio-Rad Laboratories, Inc. (2)	292	97,160
BioSpecifics Technologies Corp. (2)	1,067	57,106
Bioxcel Therapeutics, Inc. (2)	428	3,013
Bruker Corp.	4,349	191,052
Calyxt, Inc. (2)	130	733
Cardinal Health, Inc.	9,399	443,539
CareDx, Inc. (2)	2,048	46,305
CASI Pharmaceuticals, Inc. (2)	2,639	8,814
Catalent, Inc. (2)	15,722	749,311
Catalyst Pharmaceuticals, Inc. (2)	1,631	8,661
Celcuity, Inc. (2)	720	12,226
Celgene Corp. (2)	49,269	4,892,412
Cerecor, Inc. (2)	2,438	8,021
Cerner Corp.	30,443	2,075,299
Chemed Corp.	1,494	623,850
Chiasma, Inc. (2)	4,895	24,230
Chimerix, Inc. (2)	11,754	27,622
Collegium Pharmaceutical, Inc. (2)	4,214	48,377
Computer Programs & Systems, Inc.	2,400	54,264
Concert Pharmaceuticals, Inc. (2)	139	817
Conformis, Inc. (2)	2,256	4,196
CONMED Corp.	1,786	171,724
Corium International Contingent Value Rights (2)(8)	409	0
Cutera, Inc. (2)	388	11,341
Cytokinetics, Inc. (2)	1,152	13,110
Danaher Corp.	21,059	3,041,551
DENTSPLY SIRONA, Inc.	7,095	378,234
Dova Pharmaceuticals, Inc. (2)	332	9,279
Eagle Pharmaceuticals, Inc./DE (2)	88	4,978
Edwards Lifesciences Corp. (2)	339	74,549
Elanco Animal Health, Inc. Contingent Value Rights (2)(8)	3,328	0
Eli Lilly & Co.	38,457	4,300,646
Emergent BioSolutions, Inc. (2)	507	26,506
Endo International PLC (2)	22,537	72,344
Ensign Group, Inc./The	669	31,731
Exact Sciences Corp. (2)	6,319	571,048
Exelixis, Inc. (2)	18,834	333,079
Fate Therapeutics, Inc. (2)	730	11,337
Fennec Pharmaceuticals, Inc. (2)	5,296	25,474
Genomic Health, Inc. (2)	982	66,599
Gilead Sciences, Inc.	59,200	3,752,096
Globus Medical, Inc. (2)	1,205	61,600
GlycoMimetics, Inc. (2)	2,207	9,512
Haemonetics Corp. (2)	1,917	241,810
Harvard Bioscience, Inc. (2)	156	480
HealthStream, Inc. (2)	2,721	70,447
Hill-Rom Holdings, Inc.	8,178	860,571
HMS Holdings Corp. (2)	72	2,481
Hologic, Inc. (2)	2,898	146,320
Horizon Therapeutics Plc (2)	4,162	113,331
Humana, Inc.	3,402	869,789
IDEXX Laboratories, Inc. (2)	1,308	355,684
ImmunoGen, Inc. (2)	3,279	7,935
Incyte Corp. (2)	10,756	798,418
Insulet Corp. (2)	622	102,586
Integer Holdings Corp. (2)	2,640	199,478
Intersect ENT, Inc. (2)	306	5,205
Invitae Corp. (2)	7,402	142,637
Iovance Biotherapeutics, Inc. (2)	2,791	50,796
IQVIA Holdings, Inc. (2)	4,064	607,080
Jazz Pharmaceuticals PLC (2)	1,190	152,487
Johnson & Johnson	47,731	6,175,437
Jounce Therapeutics, Inc. (2)	9,186	30,589
Kadmon Holdings, Inc. (2)	4,698	11,839
Kindred Biosciences, Inc. (2)	692	4,740
Krystal Biotech, Inc. (2)	114	3,959
Kura Oncology, Inc. (2)	1,105	16,763
Lantheus Holdings, Inc. (2)	123	3,083
Liquidia Technologies, Inc. (2)	86	306
Mallinckrodt PLC (2)	15,969	38,485
Marinus Pharmaceuticals, Inc. (2)	1,533	2,361
Masimo Corp. (2)	3,407	506,928
McKesson Corp.	7,607	1,039,573
Medicines Co./The (2)	2,068	103,400
Medtronic PLC	54,250	5,892,635

MEI Pharma, Inc. (2)	2,704	4,543
MeiraGTx Holdings plc (2)	1,734	27,657
Menlo Therapeutics, Inc. (2)	43	193
Merck & Co., Inc.	73,181	6,160,377
Minerva Neurosciences, Inc. (2)	5,725	44,369
Mirati Therapeutics, Inc. (2)	12	935
Misonix, Inc. (2)	1,043	20,964
Molecular Templates, Inc. (2)	422	2,781
Morphic Holding, Inc. (2)	382	6,918
Mustang Bio, Inc. (2)	1,163	3,791
Myriad Genetics, Inc. (2)	627	17,951
Natera, Inc. (2)	3,475	113,980
Natus Medical, Inc. (2)	1,683	53,587
Neurocrine Biosciences, Inc. (2)	2,188	197,161
NextGen Healthcare, Inc. (2)	546	8,556
Novocure, Ltd. (2)	411	30,735
Odonate Therapeutics, Inc. (2)	787	20,486
Oncternal Therapeutics, Inc. (2)	2,145	10,725
Orthofix Medical, Inc. (2)	90	4,772
Osmotica Pharmaceuticals PLC (2)	2,261	8,682
Pacira BioSciences, Inc. (2)	48	1,827
Palatin Technologies, Inc. (2)	30,983	28,157
Perrigo Co. PLC	5,034	281,350
Pfenex, Inc. (2)	1,421	11,993
Pfizer, Inc.	139,734	5,020,643
Phibro Animal Health Corp.	6,633	141,482
Pieris Pharmaceuticals, Inc. (2)	10,309	35,154
PRA Health Sciences, Inc. (2)	471	46,737
Principia Biopharma, Inc. (2)	1,829	51,651
Protagonist Therapeutics, Inc. (2)	1,692	20,321
Prothena Corp. PLC (2)	2,726	21,372
PTC Therapeutics, Inc. (2)	933	31,554
Puma Biotechnology, Inc. (2)	716	7,708
Ra Pharmaceuticals, Inc. (2)	3,200	75,680
Recro Pharma, Inc. (2)	4,899	54,281
Repligen Corp. (2)	3,205	245,791
ResMed, Inc.	291	39,317
Retrophin, Inc. (2)	1,245	14,430
Rigel Pharmaceuticals, Inc. (2)	16,792	31,401
Rocket Pharmaceuticals, Inc. (2)	3,297	38,410
RTI Surgical Holdings, Inc. (2)	4,179	11,910
SeaSpine Holdings Corp. (2)	478	5,836
Seattle Genetics, Inc. (2)	219	18,703
SIGA Technologies, Inc. (2)	8,401	43,013
STERIS PLC	3,875	559,899
Stryker Corp.	22,716	4,913,471
Synlogic, Inc. (2)	491	1,124
Tandem Diabetes Care, Inc. (2)	104	6,134
Tocagen, Inc. (2)	393	260
United Therapeutics Corp. (2)	1,997	159,261
Universal Health Services, Inc.	4,120	612,850
UroGen Pharma, Ltd. (2)	55	1,311
Vanda Pharmaceuticals, Inc. (2)	2,516	33,412
Varex Imaging Corp. (2)	1,035	29,539
Veeva Systems, Inc. (2)	5,528	844,070
Vericel Corp. (2)	3,692	55,897
Vertex Pharmaceuticals, Inc. (2)	22,461	3,805,343
Voyager Therapeutics, Inc. (2)	3,203	55,124
West Pharmaceutical Services, Inc.	942	133,594
Zimmer Biomet Holdings, Inc.	16,098	2,209,772
Zoetis, Inc.	22,400	2,790,816
Zynerba Pharmaceuticals, Inc. (2)	406	3,069

		91,647,947

Industrials - 5.0%
AGCO Corp.	4,412	333,988
Allison Transmission Holdings, Inc.	26,514	1,247,484
Armstrong World Industries, Inc.	4,446	429,928
Atkore International Group, Inc. (2)	6,795	206,228
Barrett Business Services, Inc.	308	27,357
BG Staffing, Inc.	111	2,121
BMC Stock Holdings, Inc. (2)	6,909	180,878
Builders FirstSource, Inc. (2)	10,654	219,206
Cintas Corp.	3,921	1,051,220
Comfort Systems USA, Inc.	4,475	197,929
Commercial Vehicle Group, Inc. (2)	10,362	74,710
Copart, Inc. (2)	12,427	998,261
Costamare, Inc.	394	2,392
CSW Industrials, Inc.	1,380	95,261
Cummins, Inc.	24,979	4,063,334
Daseke, Inc. (2)	129	323
Ducommun, Inc. (2)	34	1,442
EMCOR Group, Inc.	11,231	967,214
Encore Wire Corp.	405	22,793
Foundation Building Materials, Inc. (2)	3,259	50,482
Generac Holdings, Inc. (2)	3,988	312,420
GMS, Inc. (2)	2,748	78,923
Great Lakes Dredge & Dock Corp. (2)	1,904	19,897
Hubbell, Inc.	4,867	639,524
Hurco Cos., Inc.	985	31,687
Ingersoll-Rand PLC	3,449	424,951
Jacobs Engineering Group, Inc.	12,545	1,147,868
Kansas City Southern	3,768	501,182
Kelly Services, Inc.	4,440	107,537
Kimball International, Inc.	9,445	182,289
Knoll, Inc.	6,264	158,792
Landstar System, Inc.	3,609	406,301
LB Foster Co. (2)	746	16,166
LSC Communications, Inc.	12,415	17,133
ManpowerGroup, Inc.	9,221	776,777
Marten Transport, Ltd.	92	1,912
Masco Corp.	10,021	417,675
Matson, Inc.	7,163	268,684
Meritor, Inc. (2)	2,077	38,425
Mesa Air Group, Inc. (2)	4,494	30,312
Miller Industries, Inc./TN	2,535	84,416
Mueller Industries, Inc.	464	13,308
Mueller Water Products, Inc.	5,010	56,312
MYR Group, Inc. (2)	947	29,632
Norfolk Southern Corp.	22,866	4,108,106
Oshkosh Corp.	9,628	729,802
PACCAR, Inc.	24,025	1,681,990
Park-Ohio Holdings Corp.	565	16,871
Patrick Industries, Inc. (2)	2,717	116,505
Powell Industries, Inc.	852	33,356
Primoris Services Corp.	947	18,571
Quanex Building Products Corp.	4,268	77,165
Quanta Services, Inc.	11,162	421,924
Radiant Logistics, Inc. (2)	7,269	37,581
Regal Beloit Corp.	15	1,093
RR Donnelley & Sons Co.	12,423	46,835
Rush Enterprises, Inc.	4,453	171,797
Safe Bulkers, Inc. (2)	7,327	12,822
Southwest Airlines Co.	44,334	2,394,479
Steelcase, Inc.	3,832	70,509
Sterling Construction Co., Inc. (2)	1,358	17,858
Timken Co./The	5,281	229,776
Titan Machinery, Inc. (2)	906	12,992
Triton International, Ltd./Bermuda	11,685	395,420
TrueBlue, Inc. (2)	3,025	63,828
UniFirst Corp./MA	1,327	258,924
Union Pacific Corp.	32,379	5,244,750
Universal Forest Products, Inc.	1,805	71,983
Universal Logistics Holdings, Inc.	2,217	51,612
Valmont Industries, Inc.	849	117,536
Vectrus, Inc. (2)	1,413	57,438
Wabash National Corp.	14,674	212,920
Waste Management, Inc.	3,636	418,140

		33,027,257

Information Technology - 18.2%
Accenture PLC	5,810	1,117,554
Adobe, Inc. (2)	4,211	1,163,289
Advanced Energy Industries, Inc. (2)	1,770	101,616
Amkor Technology, Inc. (2)	23,641	215,133
Apple, Inc.	75,284	16,861,357
Applied Materials, Inc.	66,518	3,319,248
Aspen Technology, Inc. (2)	5,190	638,785
AstroNova, Inc.	2,322	37,547
Avaya Holdings Corp. (2)	9,883	101,103
Avnet, Inc.	17,863	794,636
Benchmark Electronics, Inc.	16,472	478,676
Booz Allen Hamilton Holding Corp.	6,923	491,671
Broadcom, Inc.	16,133	4,453,837
Cadence Design Systems, Inc. (2)	23,767	1,570,523
Cambium Networks Corp. (2)	750	7,275
CDW Corp./DE	6,198	763,842
ChannelAdvisor Corp. (2)	1,254	11,700

Ciena Corp. (2)	9,127	358,052
Cirrus Logic, Inc. (2)	1,368	73,297
Cisco Systems, Inc.	137,321	6,785,031
Cision, Ltd. (2)	13,533	104,069
Citrix Systems, Inc.	3,176	306,548
Coda Octopus Group, Inc. (2)	266	2,184
Comtech Telecommunications Corp.	5,075	164,938
Dell Technologies, Inc. - Class C (2)	11,315	586,796
Digi International, Inc. (2)	5,084	69,244
Dolby Laboratories, Inc.	3,362	217,320
DXC Technology Co.	20,452	603,334
Dynatrace, Inc. (2)	7,721	144,151
EchoStar Corp. (2)	3,446	136,531
Enphase Energy, Inc. (2)	1,301	28,921
ePlus, Inc. (2)	578	43,980
EVERTEC, Inc.	1,683	52,543
Extreme Networks, Inc. (2)	2,914	21,199
F5 Networks, Inc. (2)	1,354	190,129
Fabrinet (2)	55	2,877
Fair Isaac Corp. (2)	1,043	316,571
Fortinet, Inc. (2)	567	43,523
Hackett Group, Inc./The	865	14,238
Hewlett Packard Enterprise Co.	23,567	357,511
HP, Inc.	52,307	989,648
Insight Enterprises, Inc. (2)	3,967	220,922
Intel Corp.	93,832	4,835,163
International Business Machines Corp.	14,831	2,156,724
Intuit, Inc.	18,202	4,840,640
Itron, Inc. (2)	1,833	135,569
j2 Global, Inc.	5,746	521,852
Jabil, Inc.	13,418	479,962
Juniper Networks, Inc.	36,636	906,741
KEMET Corp.	972	17,671
Keysight Technologies, Inc. (2)	359	34,913
KLA Corp.	19,503	3,109,753
Lam Research Corp.	16,493	3,811,697
Lattice Semiconductor Corp. (2)	1,077	19,693
LogMeIn, Inc.	7,223	512,544
Majesco (2)	115	971
Manhattan Associates, Inc. (2)	1,433	115,600
Mastercard, Inc.	28,028	7,611,564
Maxim Integrated Products, Inc.	4,044	234,188
MAXIMUS, Inc.	1,150	88,849
Micron Technology, Inc. (2)	103,974	4,455,286
Microsoft Corp.	134,970	18,764,879
MicroStrategy, Inc. (2)	202	29,971
Model N, Inc. (2)	1,237	34,339
Motorola Solutions, Inc.	6,301	1,073,753
MTS Systems Corp.	2,531	139,838
National Instruments Corp.	143	6,005
NCR Corp. (2)	133	4,197
Nuance Communications, Inc. (2)	23,479	382,942
Oracle Corp.	99,908	5,497,937
Paylocity Holding Corp. (2)	37	3,610
PC Connection, Inc.	1,832	71,265
Perspecta, Inc.	7,154	186,862
Progress Software Corp.	9,670	368,040
QUALCOMM, Inc.	40,325	3,075,991
Sanmina Corp. (2)	4,744	152,330
ScanSource, Inc. (2)	698	21,324
Skyworks Solutions, Inc.	1,290	102,233
SMART Global Holdings, Inc. (2)	3,416	87,040
Sonim Technologies, Inc. (2)	536	1,570
SPS Commerce, Inc. (2)	652	30,690
SS&C Technologies Holdings, Inc.	8,117	418,594
Symantec Corp.	32,480	767,502
Synopsys, Inc. (2)	15,554	2,134,787
Tech Data Corp. (2)	3,872	403,617
Telenav, Inc. (2)	5,728	27,380
Teradyne, Inc.	6,109	353,772
TESSCO Technologies, Inc.	2,008	28,855
Texas Instruments, Inc.	44,779	5,787,238
TiVo Corp.	250	1,904
Unisys Corp. (2)	11,061	82,183
Universal Display Corp.	1,314	220,621
Viavi Solutions, Inc. (2)	26,695	373,863
Vishay Precision Group, Inc. (2)	428	14,013
Western Union Co./The	944	21,872
Workiva, Inc. (2)	2,659	116,544
Xerox Holdings Corp.	24,017	718,348
Xperi Corp.	507	10,485

		119,367,123

Materials - 1.4%
Air Products & Chemicals, Inc.	5,382	1,194,051
AK Steel Holding Corp. (2)	13,870	31,485
Cabot Corp.	83	3,762
CF Industries Holdings, Inc.	4,871	239,653
Coeur Mining, Inc. (2)	515	2,477
Eastman Chemical Co.	14,327	1,057,762
Hawkins, Inc.	183	7,778
Huntsman Corp.	9,704	225,715
Innophos Holdings, Inc.	423	13,731
Innospec, Inc.	1,745	155,549
Kaiser Aluminum Corp.	230	22,763
Kraton Corp. (2)	1,386	44,754
LyondellBasell Industries NV	41,061	3,673,728
Martin Marietta Materials, Inc.	376	103,062
Materion Corp.	981	60,194
Nucor Corp.	2,203	112,155
Olympic Steel, Inc.	3,194	45,994
Orion Engineered Carbons SA	46	769
Owens-Illinois, Inc.	1,546	15,877
PPG Industries, Inc.	1,434	169,943
Rayonier Advanced Materials, Inc.	1,310	5,672
Reliance Steel & Aluminum Co.	8,581	855,182
Royal Gold, Inc.	416	51,255
Ryerson Holding Corp. (2)	7,509	64,052
Schnitzer Steel Industries, Inc.	1,402	28,965
Scotts Miracle-Gro Co./The	98	9,978
Stepan Co.	647	62,798
Tredegar Corp.	2,054	40,094
Valvoline, Inc.	11,979	263,897
Vulcan Materials Co.	1,097	165,910
Warrior Met Coal, Inc.	6,298	122,937
Westrock Co.	6,787	247,386

		9,099,328

Real Estate Investment Trust - 3.2%
American Homes 4 Rent	17,922	464,001
American Tower Corp.	14,146	3,128,105
Apple Hospitality REIT, Inc.	39,219	650,251
Ashford Hospitality Trust, Inc.	11,117	36,797
AvalonBay Communities, Inc.	1,855	399,437
CatchMark Timber Trust, Inc.	9,953	106,199
CBL & Associates Properties, Inc.	19,529	25,192
CorEnergy Infrastructure Trust, Inc.	2,495	117,814
CorePoint Lodging, Inc.	6,945	70,214
CubeSmart	16,858	588,344
Essex Property Trust, Inc.	12,018	3,925,680
Gaming and Leisure Properties, Inc.	14,063	537,769
GEO Group, Inc./The	7,570	131,264
Highwoods Properties, Inc.	17,141	770,317
Hudson Pacific Properties, Inc.	11,602	388,203
Industrial Logistics Properties Trust	11,368	241,570
Investors Real Estate Trust	52	3,883
Kilroy Realty Corp.	6,499	506,207
Lamar Advertising Co.	9,492	777,680
Lexington Realty Trust	6,820	69,905
National Storage Affiliates Trust	6,782	226,315
NexPoint Residential Trust, Inc.	1,554	72,665
Office Properties Income Trust	4,934	151,178
Pennsylvania Real Estate Investment Trust	6,922	39,594
PS Business Parks, Inc.	3,568	649,198
Public Storage	2,297	563,385
Realogy Holdings Corp.	3,476	23,220
Regency Centers Corp.	1,222	84,917
Service Properties Trust	29,222	753,635
Simon Property Group, Inc.	28,520	4,439,138
Spirit MTA REIT	9,151	77,234
Summit Hotel Properties, Inc.	6,940	80,504
Tanger Factory Outlet Centers, Inc. (3)	21,258	329,074
Urstadt Biddle Properties, Inc.	7,636	180,973
Xenia Hotels & Resorts, Inc.	25,383	536,089

		21,145,951

Utilities - 1.0%
American States Water Co.		132	11,862
American Water Works Co., Inc.		32,302	4,012,877
Consolidated Water Co., Ltd.		1,200	19,788
Evergy, Inc.		2,851	189,763
NorthWestern Corp.		7,329	550,041
Portland General Electric Co.		22,055	1,243,240
SJW Group		1,976	134,941
Spark Energy, Inc.		247	2,606
UGI Corp.		8,777	441,220
Unitil Corp.		1,990	126,244

			6,732,582

Total Common Stocks	(Cost	$433,229,813)	494,936,200

Money Market Registered Investment Companies - 22.7%

Meeder Institutional Prime Money Market Fund, 2.07% (5)		148,586,073	148,600,931
Morgan Stanley Government Institutional Fund, 1.85% (4)		328,116	328,116

Total Money Market Registered Investment Companies	(Cost	$148,897,783)	148,929,047

Bank Obligations - 0.1%

First Merchants Bank Deposit Account, 2.25%, 10/1/2019 (6)		247,873	247,873
Metro City Bank Deposit Account, 2.35%, 10/1/2019 (6)		247,959	247,959
Pacific Mercantile Bank Deposit Account, 1.93%, 10/1/2019 (6)		247,846	247,846

Total Bank Obligations	(Cost	$743,678)	743,678

Total Investments - 98.3%	(Cost	$582,871,274)	644,608,925

Other Assets less Liabilities - 1.7%			11,092,993

Total Net Assets - 100.0%			655,701,918

Trustee Deferred Compensation (7)

Meeder Balanced Fund		3,715	43,614
Meeder Dynamic Allocation Fund		9,272	103,754
Meeder Muirfield Fund		5,149	38,875
Meeder Conservative Allocation Fund		1,093	24,571

Total Trustee Deferred Compensation	(Cost	$194,909)	210,814

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	556	12/20/2019	52,775,520	(255,976)
Mini MSCI Emerging Markets Index Futures	257	12/20/2019	12,874,415	(295,680)
Russell 2000 Mini Index Futures	61	12/20/2019	4,651,250	(187,375)
Standard & Poors 500 Mini Futures	490	12/20/2019	72,973,250	(656,457)
E-mini Standard & Poors MidCap 400 Futures	100	12/20/2019	19,380,000	(312,389)

Total Futures Contracts	1,464		162,654,435	(1,707,877)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities

• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$643,865,247	$(1,707,877)
Level 2 - Other Significant Observable Inputs	743,678	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$644,608,925	$(1,707,877)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2019.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2019.

(6)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2019. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Muirfield Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Fair valued security deemed as Level 3 security.

(9)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.